Summary of Significant Accounting Policies (Details 2) (Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total
Fair value of financial instruments
Money market funds, included in cash equivalents	$ 155,765	$ 2
Level 2
Fair value of financial instruments
Money market funds, included in cash equivalents	$ 155,765	$ 2